Business Units and Related Information	12 Months Ended
Dec. 31, 2013
Business Units and Related Information

Note 31 – Business Units and Related Information

Northern Trust is organized around its two principal client-focused business units, C&IS and Wealth Management. Asset management and related services are provided to C&IS and Wealth Management clients primarily by a third business unit, Asset Management. Northern Trust emphasizes quality through a high level of service complemented by the effective use of technology, delivered by a fourth business unit, O&T. The revenue and expenses of Asset Management are fully allocated to C&IS and Wealth Management. The revenue and expenses of O&T are fully allocated to C&IS, Wealth Management, and Treasury and Other.

C&IS and Wealth Management results are presented to promote a greater understanding of their financial performance. The information, presented on an internal management-reporting basis as opposed to GAAP which is used for consolidated financial reporting purposes, derives from internal accounting systems that support Northern Trust’s strategic objectives and management structure. The accounting policies used for management reporting are consistent with those described in Note 1 – Summary of Significant Accounting Policies.

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2013, 2012, and 2011.

CORPORATE & INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,443.8	$1,334.1	$1,196.4
Foreign Exchange Trading Income	238.8	193.5	315.7
Other Noninterest Income	177.3	193.6	169.7
Net Interest Income (FTE) (Note)	275.9	280.1	282.5

Revenue (FTE) (Note)	2,135.8	2,001.3	1,964.3
Provision for Credit Losses	(3.4)	(2.1)	(20.5)
Noninterest Expense	1,657.9	1,599.9	1,522.4

Income before Income Taxes (Note)	481.3	403.5	462.4
Provision for Income Taxes (Note)	145.6	114.3	168.3

Net Income	$335.7	$289.2	$294.1

Percentage of Consolidated Net Income	46%	42%	49%

Average Assets	$53,308.2	$49,904.0	$47,533.7

WEALTH MANAGEMENT RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,166.0	$1,071.4	$973.1
Foreign Exchange Trading Income	5.6	12.6	8.8
Other Noninterest Income	116.7	93.6	119.7
Net Interest Income (FTE) (Note)	557.7	629.9	613.7

Revenue (FTE) (Note)	1,846.0	1,807.5	1,715.3
Provision for Credit Losses	23.4	27.1	75.5
Noninterest Expense	1,215.0	1,182.3	1,214.9

Income before Income Taxes (Note)	607.6	598.1	424.9
Provision for Income Taxes (Note)	229.2	226.4	168.7

Net Income	$378.4	$371.7	$256.2

Percentage of Consolidated Net Income	52%	54%	42%

Average Assets	$22,887.6	$23,917.9	$23,861.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2013	2012	2011
Noninterest Income	$8.0	$7.0	$(22.6)
Net Interest Income (FTE) (Note)	132.0	121.1	153.1

Revenue (FTE) (Note)	140.0	128.1	130.5
Visa Indemnification Benefit	–	–	(23.1)
Noninterest Expense (Excluding Visa Indemnification Benefit)	120.9	96.6	117.0

Income before Income Taxes (Note)	19.1	31.5	36.6
Provision (Benefit) for Income Taxes (Note)	1.9	5.1	(16.7)

Net Income	$17.2	$26.4	$53.3

Percentage of Consolidated Net Income	2%	4%	9%

Average Assets	$18,661.9	$19,153.6	$20,552.7

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2013	2012	2011
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,609.8	$2,405.5	$2,169.5
Foreign Exchange Trading Income	244.4	206.1	324.5
Other Noninterest Income	302.0	294.2	266.8
Net Interest Income (FTE) (Note)	965.6	1,031.1	1,049.3

Revenue (FTE) (Note)	4,121.8	3,936.9	3,810.1
Provision for Credit Losses	20.0	25.0	55.0
Visa Indemnification Benefit	–	–	(23.1)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,993.8	2,878.8	2,854.3

Income before Income Taxes (Note)	1,108.0	1,033.1	923.9
Provision for Income Taxes (Note)	376.7	345.8	320.3

Net Income	$731.3	$687.3	$603.6

Average Assets	$94,857.7	$92,975.5	$91,947.9

Note: Stated on an FTE basis. The consolidated figures include $32.5 million, $40.8 million, and $40.2 million, of FTE adjustments for 2013, 2012, and 2011, respectively.

Northern Trust’s international activities are centered within the asset servicing, asset management, foreign exchange, cash management, and commercial banking businesses. The operations of Northern Trust are managed on a business unit basis and include components of both U.S and non-U.S. source income and assets. Non-U.S. source income and assets are not separately identified in Northern Trust’s internal management reporting system. However, Northern Trust is required to disclose non-U.S. activities based on the domicile of the customer. Due to the complex and integrated nature of Northern Trust’s activities, it is impossible to segregate with precision revenues, expenses and assets between U.S. and non-U.S. domiciled customers. Therefore, certain subjective estimates and assumptions have been made to allocate revenues, expenses and assets between U.S. and non-U.S. operations.

For purposes of this disclosure, all foreign exchange trading income has been allocated to non-U.S. operations. Interest expense is allocated to non-U.S. operations based on specifically matched or pooled funding. Allocations of indirect noninterest expenses related to non-U.S. activities are not significant, but when made, are based on various methods such as time, space, and number of employees.

The table below summarizes international performance based on the allocation process described above without regard to guarantors or the location of collateral. The U.S. performance includes the impacts of benefits totaling $23.1 million recorded in 2011 from reductions in the Visa indemnification liability. As the Visa indemnification liability was fully eliminated in 2011, there was no benefit recognized in 2012 or 2013.

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2013
Non-U.S.	$30,241.3	$1,101.0	$272.4	$201.3
U.S.	72,706.0	2,988.3	803.1	530.0

Total	$102,947.3	$4,089.3	$1,075.5	$731.3

2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

Note: Total revenue is comprised of net interest income and noninterest income.